Swan Defined Risk Fund

Class A Shares SDRAX

Class C Shares SDRCX

Class I Shares SDRIX

Swan Defined Risk Emerging Markets Fund

Class A Shares SDFAX

Class C Shares SDFCX

Class I Shares SDFIX

Swan Defined Risk Foreign Developed Fund

Class A Shares SDJAX

Class C Shares SDJCX

Class I Shares SDJIX

Swan Defined Risk U.S. Small Cap Fund

Class A Shares SDCAX

Class C Shares SDCCX

Class I Shares SDCIX

Swan Defined Risk Growth Fund

Class A Shares SDAAX

Class C Shares SDACX

Class I Shares SDAIX

(each a “Fund” and collectively the “Funds”)

Each a series of Northern Lights Fund Trust III (the “Trust”)

Supplement dated August 29, 2019 to the Prospectus

dated December 14, 2018

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At the recommendation of Swan Capital Management, LLC, the Funds’ investment adviser, the Board of Trustees of the Trust, with respect to each Fund, has approved modifications to each Fund’s investment objective. These changes are scheduled to go into effect on or about October 28, 2019.

Fund	Current Investment Objective	New Investment Objective
Swan Defined Risk Fund	The Fund seeks income and growth of capital.	The Fund seeks long term capital appreciation.
Swan Defined Risk Emerging Markets Fund	The Fund seeks income and growth of capital.	The Fund seeks long term capital appreciation.
Swan Defined Risk Foreign Developed Fund	The Fund seeks income and growth of capital.	The Fund seeks long term capital appreciation.
Swan Defined Risk U.S. Small Cap Fund	The Fund seeks income and growth of capital.	The Fund seeks long term capital appreciation.
Swan Defined Risk Growth Fund	The Fund seeks growth of capital.	The Fund seeks long term capital appreciation.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated December 14, 2018, and Statement of Additional Information, dated December 14, 2018. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.